LONG-TERM DEBT - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt	$ 1,480,000	$ 1,540,000
Less: current portion of Dotdash Meredith long-term debt	35,000	30,000
Less: original issue discount	3,512	4,470
Less: unamortized debt issuance costs	6,481	8,423
Long-term debt, net	1,435,007	1,497,107
Term Loan | Dotdash Meredith Term Loan A Facility
Debt Instrument [Line Items]
Long-term debt	297,500	315,000
Term Loan | Dotdash Meredith Term Loan B-1 Facility
Debt Instrument [Line Items]
Long-term debt	1,182,500	0
Term Loan | Dotdash Meredith Term Loan B Facility
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 1,225,000